Basic and Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Basic and Diluted Earnings Per Share

3.	Basic and Diluted Earnings Per Share

Basic and Diluted Earnings Per Share

Basic earnings per share excludes dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. At December 31, 2011 and 2010, the Company had 1,903,526 and 497,303 warrants outstanding that were anti-dilutive.

The following is a reconciliation of the basic and diluted earnings per share:

	For the year ended December 31,
	2011	2010
Net income for earnings per share	$16,130,370	$13,235,416

Weighted average shares used in basic computation	16,775,113	15,619,644

Diluted effect of preferred stock	-	-

Diluted effect of warrants	814,564	1,467,739

Weighted average shares used in diluted computation	17,589,677	17,087,383

Earnings per share, basic	$0.96	$0.85

Earnings per share, diluted	$0.92	$0.77